LONG-TERM DEBT (Details) - Schedule of Maturities of Long-term Debt - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Maturities of Long-term Debt [Abstract]
2018	$ 1,052
2019	4,356
2020	4,356
2021	4,356
2022	4,356
2023	2,192
	20,668
Amount of principle due in the next 12 months	4,359	$ 0	$ 0
Long term portion of principle due	$ 16,309	$ 0	$ 0